Loans and advances to customers - Schedule of changes in the impairment losses for loans and advances to customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	€ 283,497	€ 243,203
Financial assets at end of period	300,026	283,497	€ 243,203
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,054,069	1,036,349
Financial assets at end of period	1,037,288	1,054,069	1,036,349
Customers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,076,194	1,059,137
Financial assets at end of period	1,058,446	1,076,194	1,059,137
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net additions	13,648	13,779	14,944
Written-off assets	(13,266)	(13,212)	(13,847)
Changes in the scope of consolidation	0	17	(59)
Exchange differences and other	(2,536)	(947)	168
Customers | Financial instruments credit-impaired | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	33,731	34,094	32,888
Financial assets at end of period	€ 31,577	€ 33,731	€ 34,094